Exhibit 99.2

Data Comparison

Run Date - 5/20/2021

Loan ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
433394107	Purpose of Transaction per HUD-1	Cash Out	Refinance				Initial
433394107	Subject Property Type	Single Family	Detached				Initial
433394126	Purpose of Transaction per HUD-1	Cash Out	Refinance				Initial
433394126	Subject Property Type	Single Family	Detached				Initial
433394128	Property Address Street	[redacted]	[redacted]			[redacted]	Initial